Annual Fund Operating Expenses - DoubleLine Securitized Credit ETF - DoubleLine Securitized Credit ETF	Mar. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.50%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund (as defined in the section titled “—Performance”) for its most recent fiscal year restated to reflect current fees.